FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subscription Agreement
Fair value asset
Fair value	$ 2,460,488	$ 2,425,647	$ 0
Initial measurement			2,386,851
Change in valuation inputs or other assumptions	13,041	34,841	38,796
Fair value	2,473,529	2,460,488	2,425,647	$ 0
Private Placement Warrants
Fair value liability
Fair value	61,531	307,656	307,656	184,594	$ 7,137,930
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability				123,062
Change in valuation inputs or other assumptions	61,531	(246,125)				$ (6,953,336)
Fair value	123,063	61,531	307,656	307,656	184,594	$ 7,137,930
Non-Redemption Agreement Liability
Fair value liability
Fair value			1,441,653
Initial measurement				1,881,440
Fair value as of August 8, 2023, Inception of Non-Redemption Agreement Liability				(439,787)
Transferred to equity			(1,606,279)
Change in valuation inputs or other assumptions			164,626		$ 1,881,440
Fair value				1,441,653
Tau Agreement Liability
Fair value liability
Fair value	972,508
Initial measurement		1,090,949
Transferred to equity	115,277	(303,000)
Change in valuation inputs or other assumptions	73,284	184,559
Fair value	783,945	972,508
Conversion Derivative
Fair value liability
Fair value	2,142,511	16,462,690	0
Initial measurement			1,668,731
Change in valuation inputs or other assumptions	(1,117,805)	(14,320,179)	14,793,959
Fair value	1,024,706	2,142,511	16,462,690	0
Earnout Liability
Fair value liability
Fair value	12,638,000	12,298,000	0
Initial measurement			10,963,000
Change in valuation inputs or other assumptions	(1,594,000)	340,000	1,335,000
Fair value	11,044,000	12,638,000	12,298,000	0
Contingent Guarantee
Fair value liability
Fair value		3,256,863	0
Shares issued as partial payment		(1,210,290)
Change in valuation inputs or other assumptions		839,774	3,256,863
Exchanged to Merger financing note		(2,886,347)
Fair value			3,256,863	$ 0
Merger Financing Derivative
Fair value liability
Fair value	176,239	0
Initial measurement		113,044
Change in valuation inputs or other assumptions	(25,749)	63,195
Fair value	150,490	176,239	0
Secured Convertible Derivative
Fair value liability
Fair value	89,535	0
Change in valuation inputs or other assumptions	$ (89,535)	89,535
Fair value		$ 89,535	$ 0